CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net margin	$ 55,895	$ 54,461	$ 51,199
Adjustments to reconcile net margin to net cash provided by operating activities:
Depreciation and amortization, including nuclear fuel	376,639	377,853	371,234
Accretion cost	54,475	50,473	38,090
Amortization of deferred gains	(1,789)	(1,788)	(1,788)
Allowance for equity funds used during construction	(374)	(771)	(1,006)
Deferred outage costs	(38,278)	(34,505)	(31,863)
(Gain) loss on sale of investments	(19,779)	(6,058)	4,871
Regulatory deferral of costs associated with nuclear decommissioning	(10,691)	(23,982)	(26,511)
Other	(5,587)	(1,097)	(5,676)
Change in operating assets and liabilities:
Receivables	(3,659)	24,251	8,424
Inventories	(2,409)	(18,597)	5,487
Prepayments and other current assets	(23,754)	(1,992)	4,544
Accounts payable	1,504	(27,668)	1,360
Accrued interest	6,539	4,924	(18,539)
Accrued and withheld taxes	33,588	2,943	(21,351)
Other current liabilities	9,439	(24,069)	25,723
Member power bill prepayments	(67,281)	(68,245)	69,921
Rate management program collections	146,917	45,228	15,578
Total adjustments	455,500	296,900	438,498
Net cash provided by operating activities	511,395	351,361	489,697
Cash flows from investing activities:
Property additions	(1,335,380)	(1,255,188)	(1,185,367)
Activity in nuclear decommissioning trust fund – Purchases	(578,610)	(374,338)	(457,909)
Activity in nuclear decommissioning trust fund - Proceeds	570,294	365,871	449,895
Decrease in restricted investments	46,003	119,568	229,751
Activity in other long-term investments – Purchases	(425,628)	(251,077)	(207,670)
Activity in other long-term investments - Proceeds	186,219	178,172	176,717
Other	7,982	(21,493)	9,144
Net cash used in investing activities	(1,529,120)	(1,238,485)	(985,439)
Cash flows from financing activities:
Long-term debt proceeds	2,221,685	1,266,950	813,028
Long-term debt payments	(1,334,368)	(523,691)	(201,354)
Increase (decrease) in short-term borrowings, net	101,128	(154,257)	246,001
Other	(13,821)	(5,884)	(7,010)
Net cash provided by financing activities	974,624	583,118	850,665
Net (decrease) increase in cash and cash equivalents	(43,101)	(304,006)	354,923
Cash and cash equivalents at beginning of period	448,612	752,618	397,695
Cash and cash equivalents at end of period	405,511	448,612	752,618
Cash paid for –
Interest (net of amounts capitalized)	193,063	208,892	245,085
Supplemental disclosure of non-cash investing and financing activities:
Change in asset retirement obligations	18,709	5,282	248,608
Accrued property additions at end of period	89,640	94,492	121,557
Interest paid-in-kind	$ 0	$ 67,028	$ 59,137